Research Collaboration Agreement	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Research Collaboration Agreement
9.	Research Collaboration Agreement

In February 2012, the Company entered into a research collaboration agreement with Hydra Biosciences, Inc. (“Hydra”) to advance the development of its preclinical ion channel modulator product candidates for the treatment of pain. The collaboration brings together the Company’s portfolio of novel, preclinical ion channel product candidates, with Hydra’s expertise in novel ion channel discovery and preclinical drug development with the goal of advancing ion channel drug candidates into clinical development for the treatment of pain. Under the terms of the research collaboration agreement, the Company funded research and development activities at Hydra for a two-year period until February 2014, during which time Hydra performed the discovery and preclinical development work necessary to advance the Company’s preclinical ion channel product candidates toward clinical development. In addition, the Company will retain all intellectual property and commercial rights to its ion channel product candidates that are studied under the research collaboration agreement. The Company recorded research and development expense of $2,775 and $2,477 in the years ended December 31, 2013 and 2012, respectively, relating to this agreement and anticipates incurring payments of $1,313 over the remaining term of the agreement. The research collaboration agreement with Hydra expired in February 2014 in accordance with its terms.